Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Total depreciation expense	$ 789	$ 801	$ 895
Foreign currency net transaction losses	123	51	24
Shipping and handling costs	833	802	905
Excess tax benefits from the vesting of stock-based awards	$ 13	$ 24	$ 19
Building and Building Improvements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of assets (years)	40 years
Machinery and Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of assets (years)	3 years
Machinery and Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of assets (years)	15 years
Software Costs [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of the software maximum (years)	5 years